OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [abstract]
Schedule of operating costs and expenses

	2024
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(10,294,946)	(5,994,001)	(1,170,535)	(17,459,482)
Depreciation and amortization(2)	(11,713,054)	(1,671,280)	(817,951)	(14,202,285)
Personnel(3)	(1,366,540)	(3,532,543)	(1,083,338)	(5,982,421)
Cost of goods sold	(4,468,045)	—	—	(4,468,045)
Taxes, charges and contributions(4)	(2,029,196)	(39,086)	(42,710)	(2,110,992)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,523,263)	—	(1,523,263)
Rental, insurance, condominium and connection means(5)	(1,383,815)	(73,696)	(50,490)	(1,508,001)
Materials and other operating costs and expenses	(96,562)	(119,930)	(39,990)	(256,482)
Total	(31,352,158)	(12,953,799)	(3,205,014)	(47,510,971)

	2023
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(9,419,794)	(5,889,946)	(1,070,918)	(16,380,658)
Depreciation and amortization(2)	(10,997,645)	(1,541,485)	(850,443)	(13,389,573)
Personnel(3)	(1,302,479)	(3,415,532)	(895,751)	(5,613,762)
Cost of goods sold	(4,301,092)	—	—	(4,301,092)
Taxes, charges and contributions(4)	(2,060,261)	(29,492)	(40,364)	(2,130,117)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,362,678)	—	(1,362,678)
Rental, insurance, condominium and connection means(5)	(1,241,597)	(72,742)	(49,765)	(1,364,104)
Materials and other operating costs and expenses	(92,532)	(127,365)	(50,055)	(269,952)
Total	(29,415,400)	(12,439,240)	(2,957,296)	(44,811,936)

	2022
	Cost of sales and services	Selling expenses	General and administrative expenses	Total
Third-party services(1)	(8,865,064)	(5,730,219)	(1,063,572)	(15,658,855)
Depreciation and amortization(2)	(10,309,553)	(1,521,709)	(828,611)	(12,659,873)
Personnel(3)	(1,109,109)	(3,059,974)	(719,017)	(4,888,100)
Cost of goods sold	(3,841,064)	—	—	(3,841,064)
Taxes, charges and contributions(4)	(1,905,558)	(33,255)	(53,395)	(1,992,208)
Estimated impairment losses on accounts receivable (Note 5)	(1,307,950)	(66,148)	(48,182)	(1,422,280)
Rental, insurance, condominium and connection means(5)	—	(1,315,614)	—	(1,315,614)
Materials and other operating costs and expenses	(93,382)	(112,207)	(24,823)	(230,412)
Total	(27,431,680)	(11,839,126)	(2,737,600)	(42,008,406)

(1)Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.
(2)Includes the consolidated amounts of R$3,453,239 and R$3,353,344 and R$3,049,570 in the years ended December 31, 2024, 2023 and 2022, respectively, related to the leases depreciation (Note 13.e.). Includes the effects of changes in useful life and annual depreciation rates, being an increase of R$432,091 and a reductions of R$88,292 and R$295,464 in 2024, 2023 and 2022, respectively.
(3)Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.
(4)Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
(5)Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection..Includes low-value lease amounts of R$7,066, R$10,858 and R$12,425 in 2024, 2023 and 2022, respectively.